                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-4323


                          IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: June 30, 2006

ITEM 1 SCHEDULE OF INVESTMENTS

         Loomis Sayles Core Plus Bond Fund -- Portfolio of Investments

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+    Description                                             Value (a)
 ---------   -----------                                            -----------
Bonds and Notes -- 98.9% of Total Net Assets

             Agencies -- 1.0%
$  2,145,000 Pemex Project Funding Master Trust, 7.875%,
               2/01/2009........................................... $ 2,225,438
                                                                    -----------
             Asset-Backed Securities -- 6.6%
     566,551 AmeriCredit Automobile Receivables Trust, Series
               2003-D-M, Class A-4, 2.840%, 8/06/2010..............     555,954
   2,595,000 AmeriCredit Automobile Receivables Trust, Series
               2005-CF, Class A-3, 4.470%, 5/06/2010...............   2,561,065
   2,160,000 Commercial Mortgage Pass Through Certificates, Series
               2006-C7, Class A4, 5.769%, 6/10/2046................   2,149,721
     592,977 Countrywide Asset-Backed Certificates, Series 2003-5,
               Class AF4, 4.905%, 8/25/2032........................     590,897
     790,000 Countrywide Asset-Backed Certificates, Series
               2004-S1, Class A2, 3.872%, 3/25/2020................     775,465
   1,095,000 Countrywide Asset-Backed Certificates, Series
               2004-S1, Class A3, 4.615%, 2/25/2035................   1,047,554
   1,730,000 Ford Credit Auto Owner Trust, Series 2004-A, Class
               A4, 3.540%, 11/15/2008..............................   1,690,637
   1,800,000 Greenwich Capital Commercial Funding Corp., Series
               2005-GG5, Class A2, 5.117%, 4/10/2037...............   1,758,327
   1,850,000 Residential Asset Securities Corp., Series 2003-KS10,
               Class AI4, 4.470%, 3/25/2032........................   1,821,239
     847,707 WFS Financial Owner Trust, Series 2004-4, Class A3,
               2.980%, 9/17/2009...................................     835,447
     515,000 WFS Financial Owner Trust, Series 2004-4, Class A4,
               3.440%, 5/17/2012...................................     494,726
                                                                    -----------
                                                                     14,281,032
                                                                    -----------
             Automotive -- 3.8%
   1,645,000 Ford Motor Co., 7.450%, 7/16/2031(c)..................   1,188,512
   1,510,000 Ford Motor Credit Co., Global Note, 5.625%,
               10/01/2008..........................................   1,396,847
     655,000 General Motors Acceptance Corp., (MTN), 6.750%,
               12/01/2014(c).......................................     608,377
   4,240,000 General Motors Acceptance Corp., 8.000%,
               11/01/2031(c).......................................   4,075,276
 105,000,000 Toyota Motor Credit Corp., 0.750%, 6/09/2008 (JPY)....     915,702
                                                                    -----------
                                                                      8,184,714
                                                                    -----------
             Banking -- 1.1%
     430,000 JPMorgan Chase & Co., 6.750%, 2/01/2011...............     446,938
     715,000 JPMorgan Chase & Co., Global Subordinated Note,
               5.750%, 1/02/2013...................................     707,758
   1,200,000 State Street Institutional Capital A, Series A,
               Guaranteed Note, 144A, 7.940%, 12/30/2026...........   1,256,372
                                                                    -----------
                                                                      2,411,068
                                                                    -----------
             Brokerage -- 0.5%
   1,045,000 Goldman Sachs Group, Inc., Senior Note, 6.600%,
               1/15/2012...........................................   1,078,502
                                                                    -----------
             Chemicals -- 0.2%
     600,000 Methanex Corp., Senior Note, 6.000%, 8/15/2015........     558,547
                                                                    -----------
             Construction Machinery -- 0.8%
   1,600,000 Case New Holland, Inc., Senior Note, 9.250%,
               8/01/2011...........................................   1,684,000
                                                                    -----------
             Electric -- 4.1%
   1,455,000 Duke Energy Corp., Senior Note, 4.200%, 10/01/2008....   1,405,453
   2,030,000 Empresa Nacional de Electricidad SA, Chile, 8.350%,
               8/01/2013...........................................   2,185,413
   1,325,000 Enersis SA, Chile, 7.375%, 1/15/2014..................   1,341,389
   1,325,000 Ipalco Enterprises, Inc., Senior Secured Note,
               8.375%, 11/14/2008..................................   1,361,437
   1,710,000 Progress Energy, Inc., 7.100%, 3/01/2011..............   1,783,791
     790,000 Southern California Edison Co., 7.625%, 1/15/2010.....     832,785
                                                                    -----------
                                                                      8,910,268
                                                                    -----------
             Financial Services -- 5.7%
 431,000,000 General Electric Capital Corp., 0.550%, 10/14/2008
               (JPY)...............................................   3,728,391
 271,000,000 General Electric Capital Corp. (MTN), 1.400%,
               11/02/2006 (JPY)....................................   2,376,183
   1,050,000 HSBC Finance Corp., 7.000%, 5/15/2012.................   1,104,944
   1,185,000 Morgan Stanley, 4.000%, 1/15/2010.....................   1,120,185
   2,270,000 Residential Capital Corp., 6.500%, 4/17/2013..........   2,227,656
   1,805,000 Residential Capital Corp., 6.875%, 6/30/2015..........   1,803,175
                                                                    -----------
                                                                     12,360,534
                                                                    -----------
             Food & Beverage -- 0.8%
   1,750,000 Smithfield Foods, Inc., 7.000%, 8/01/2011.............   1,693,125
                                                                    -----------

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+    Description                                             Value (a)
 ---------   -----------                                            -----------
             Gaming -- 0.4%
$    770,000 Harrah's Operating Co., Inc., Senior Note, 7.125%,
               6/01/2007........................................... $   776,897
                                                                    -----------
             Healthcare -- 2.6%
   1,200,000 AmerisourceBergen Corp., Senior Note, 144A, 5.875%,
               9/15/2015...........................................   1,131,000
   1,470,000 Caremark Rx, Inc., Senior Note, 7.375%, 10/01/2006....   1,475,139
     575,000 Columbia/HCA, Inc., 7.500%, 12/15/2023................     533,000
   1,250,000 Medco Health Solutions, 7.250%, 8/15/2013.............   1,323,499
   1,315,000 WellPoint, Inc., 3.750%, 12/14/2007...................   1,277,729
                                                                    -----------
                                                                      5,740,367
                                                                    -----------
             Home Construction -- 1.2%
   1,405,000 Desarrolladora Homex SA de CV, 7.500%, 9/28/2015......   1,320,700
   1,315,000 Pulte Homes, Inc., Senior Note, 4.875%, 7/15/2009(c)..   1,268,515
                                                                    -----------
                                                                      2,589,215
                                                                    -----------
             Media Cable -- 0.5%
   1,085,000 CSC Holdings, Inc., Senior Note, Series B, 7.625%,
               4/01/2011...........................................   1,085,000
                                                                    -----------
             Media Non-Cable -- 1.5%
   1,060,000 Cox Communications, Inc., 6.750%, 3/15/2011...........   1,079,416
     540,000 Reed Elsevier Capital, Inc., 4.625%, 6/15/2012........     500,246
   1,515,000 Time Warner, Inc., 7.700%, 5/01/2032..................   1,646,581
                                                                    -----------
                                                                      3,226,243
                                                                    -----------
             Mortgage Backed Securities -- 6.0%
     795,000 Banc of America Commercial Mortgage, Inc., Series
               2005-6, Class A2, 5.165%, 9/10/2047.................     777,427
     850,000 Banc of America Commercial Mortgage, Inc., Series
               2006-1, Class A2,, 5.334%, 9/10/2045................     835,395
   2,150,000 Bear Stearns Commercial Mortgage Securities, Series
               2006-PW12, Class A4, 5.712%, 9/11/2038..............   2,134,104
   1,245,000 Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2005-PW10, Class A2, 5.270%, 12/11/2040......   1,221,614
     710,000 Citigroup/Deutsche Bank Commercial Mortgage Trust,
               Series 2006-CD2, Class A2,, 5.408%, 1/15/2046.......     699,029
   1,500,000 GS Mortgage Securities Corp. II, Series 2005-GG4,
               Class A4A, 4.751%, 7/10/2039........................   1,386,311
   1,710,000 LB-UBS Commercial Mortgage Trust, Series 2005-C3,
               Class A3, 4.647%, 7/15/2030.........................   1,625,031
   2,400,000 Morgan Stanley Capital I, Series 2005-T19, Class A4A,
               4.890%, 6/12/2047...................................   2,237,059
   2,195,000 Wachovia Bank Commercial Mortgage Trust, Series
               2005-C20, Class A2, 4.519%, 7/15/2042...............   2,094,629
                                                                    -----------
                                                                     13,010,599
                                                                    -----------
             Mortgage Related -- 31.0%
   2,409,525 FHLMC, 4.000%, 7/01/2019..............................   2,223,997
   6,942,355 FHLMC 4.500%, with various maturities to 2034(e)......   6,472,160
  13,045,607 FHLMC 5.000%, with various maturities to 2036(e)......  12,277,242
   1,886,935 FHLMC 5.500%, with various maturities to 2018(e)......   1,853,767
     260,904 FHLMC, 6.000%, 6/01/2035..............................     257,666
 140,000,000 FNMA, 1.750%, 3/26/2008 (JPY).........................   1,244,418
 140,000,000 FNMA, 2.125%, 10/09/2007 (JPY)........................   1,246,848
     954,013 FNMA, 4.000%, 6/01/2019...............................     881,326
   6,461,204 FNMA 4.500%, with various maturities to 2035(e).......   6,018,833
   8,070,562 FNMA 5.000%, with various maturities to 2035(e).......   7,595,089
   9,274,737 FNMA 5.500%, with various maturities to 2035(e).......   8,963,292
   6,707,244 FNMA 6.000%, with various maturities to 2034(e).......   6,688,908
   6,580,719 FNMA 6.500%, with various maturities to 2036(e).......   6,617,462
     316,005 FNMA 7.000%, with various maturities to 2030(e).......     323,941
     377,035 FNMA 7.500%, with various maturities to 2032(e).......     390,632
   1,319,296 GNMA, 5.500%, 2/20/2034...............................   1,274,528
     491,160 GNMA, 6.000%, 1/15/2029...............................     488,632

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+    Description                                             Value (a)
 ---------   -----------                                            -----------
             Mortgage Related - continued
$  1,052,493 GNMA 6.500%, with various maturities to 2032(e)....... $ 1,067,273
     614,967 GNMA 7.000%, with various maturities to 2029(e).......     634,741
     186,697 GNMA 7.500%, with various maturities to 2030(e).......     195,394
      91,321 GNMA, 8.000%, 11/15/2029..............................      97,057
     181,377 GNMA 8.500%, with various maturities to 2023(e).......     194,906
      24,826 GNMA 9.000%, with various maturities to 2016(e).......      26,571
      65,436 GNMA 11.500%, with various maturities to 2015(e)......      72,011
                                                                    -----------
                                                                     67,106,694
                                                                    -----------
             Oil & Gas -- 0.5%
   1,105,000 Premcor Refining Group, Inc. (The), 6.125%,
               5/01/2011...........................................   1,108,917
                                                                    -----------
             Paper -- 1.0%
   1,200,000 Georgia-Pacific Corp., 7.375%, 12/01/2025.............   1,086,000
     755,000 Georgia-Pacific Corp., 7.750%, 11/15/2029.............     690,825
     480,000 Georgia-Pacific Corp., 8.875%, 5/15/2031..............     477,600
                                                                    -----------
                                                                      2,254,425
                                                                    -----------
             Pharmaceuticals -- 1.7%
     760,000 Valeant Pharmaceuticals International, Subordinated
               Note, 3.000%, 8/16/2010.............................     662,150
     520,000 Valeant Pharmaceuticals International, Subordinated
               Note, 4.000%, 11/15/2013............................     449,800
   2,750,000 Valeant Pharmaceuticals International, Senior Note,
               7.000%, 12/15/2011..................................   2,612,500
                                                                    -----------
                                                                      3,724,450
                                                                    -----------
             Pipelines -- 0.8%
   1,639,000 Kinder Morgan Energy Partners, LP, 7.125%, 3/15/2012..   1,696,863
                                                                    -----------
             Real Estate Investment Trusts -- 2.4%
     195,000 Colonial Realty, LP, Senior Note, 4.750%, 2/01/2010...     186,689
   1,350,000 Colonial Realty, LP, Senior Note, 5.500%, 10/01/2015..   1,261,828
   1,180,000 EOP Operating, LP, Guaranteed Note, 4.650%,
               10/01/2010..........................................   1,118,831
   1,250,000 iStar Financial, Inc., Senior Note, 6.000%,
               12/15/2010..........................................   1,245,439
   1,340,000 Simon Property Group, LP, 6.375%, 11/15/2007..........   1,345,577
                                                                    -----------
                                                                      5,158,364
                                                                    -----------
             Sovereigns -- 1.8%
   4,680,000 Kingdom of Sweden, 3.000%, 7/12/2016 (SEK)............     596,124
  13,015,000 Kingdom of Sweden, 4.000%, 12/01/2009 (SEK)...........   1,827,444
   1,435,000 Republic of Brazil, 8.250%, 1/20/2034.................   1,506,750
                                                                    -----------
                                                                      3,930,318
                                                                    -----------
             Supermarkets -- 2.7%
   1,535,000 Albertson's, Inc., 7.450%, 8/01/2029..................   1,318,447
     370,000 Albertson's, Inc., 7.750%, 6/15/2026..................     329,045
     610,000 Albertson's, Inc., Senior Note, 8.000%, 5/01/2031.....     549,778
      35,000 Albertson's, Inc., Senior Note, 8.700%, 5/01/2030.....      33,156
     270,000 Albertson's, Inc., Series C, (MTN), 6.625%,
               6/01/2028...........................................     214,469
     125,000 American Stores Co., 8.000%, 6/01/2026................     120,200
   2,010,000 Delhaize America, Inc., 9.000%, 4/15/2031.............   2,204,186
   1,015,000 Kroger Co. (The), 7.500%, 4/01/2031...................   1,065,498
                                                                    -----------
                                                                      5,834,779
                                                                    -----------
             Supranational -- 0.5%
 120,000,000 Inter-American Development Bank, 1.900%, 7/08/2009
               (JPY)...............................................   1,073,596
                                                                    -----------
             Technology -- 1.1%
     665,000 Corning, Inc., 6.200%, 3/15/2016......................     660,630
     920,000 Northern Telecom Capital Corp., 7.875%, 6/15/2026.....     754,400
     934,000 Xerox Corp., 6.400%, 3/15/2016........................     881,463
                                                                    -----------
                                                                      2,296,493
                                                                    -----------
             Treasuries -- 10.7%
     555,000 U.S. Treasury Bond, 3.625%, 7/15/2009(c)..............     531,824
   1,450,000 U.S. Treasury Bond 4.000%, 2/15/ 2014(c)..............   1,347,027
   1,595,000 U.S. Treasury Bond 4.000%, 4/15/ 2010(c)..............   1,534,690

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                             Value (a)
 ---------  -----------                                           ------------
            Treasuries - continued
$ 4,000,000 U.S. Treasury Bond, 5.250%, 2/15/2029(c)............. $  3,982,500
  5,355,000 U.S. Treasury Bond, 5.375%, 2/15/2031(c).............    5,447,459
  4,600,000 U.S. Treasury Note, 4.375%, 8/15/2012(c).............    4,424,984
  6,125,000 U.S. Treasury Note, 4.500%, 2/15/2016(c).............    5,827,362
                                                                  ------------
                                                                    23,095,846
                                                                  ------------
            Wireless -- 0.3%
    730,000 Sprint Capital Corp., 6.125%, 11/15/2008.............      735,718
                                                                  ------------
            Wirelines -- 7.6%
  2,760,000 Embarq Corp., 7.995%, 6/01/2036......................    2,774,084
  1,650,000 GTE Corp., 7.900%, 2/01/2027.........................    1,720,297
  3,200,000 LCI International, Inc., Senior Note, 7.250%,
              6/15/2007..........................................    3,192,000
    210,000 Qwest Capital Funding, Inc., 6.500%, 11/15/2018......      184,800
  1,240,000 Qwest Corp., 7.200%, 11/10/2026(c)...................    1,131,500
    850,000 Qwest Corp. 7.250%, 9/15/2025........................      794,750
    255,000 Qwest Corp. 7.250%, 10/15/2035.......................      230,775
  1,675,000 Qwest Corp., 7.500%, 6/15/2023.......................    1,570,312
  4,925,000 Telefonica Emisones SAU, 6.421%, 6/20/2016...........    4,914,781
                                                                  ------------
                                                                    16,513,299
                                                                  ------------
            Total Bonds and Notes (Identified Cost $220,578,620).  214,345,311
                                                                  ------------
  Shares/
 Principal
  Amount+
 ---------
Short-Term Investments -- 14.3%
 29,940,490 State Street Securities Lending Quality Trust(f).....   29,940,490
  $ 955,516 Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 6/30/2006 at 3.45% to
              repurchased at $955,791 on 7/03/2006,
              collateralized by $765,000 U.S. Treasury Bond,
              7.875% due 2/15/2021 valued at $976,331(d).........      955,516
                                                                  ------------
            Total Short-Term Investments (Identified Cost
              $30,896,006).......................................   30,896,006
                                                                  ------------
            Total Investments -- 113.2% (Identified Cost
              $251,474,626)(b)................................... $245,241,317
            Other assets less liabilities--(13.2)%...............  (28,604,171)
                                                                  ------------
            Total Net Assets -- 100%............................. $216,637,146
                                                                  ============
--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not a price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or

Investments as of June 30, 2006 (Unaudited)

    significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

    At June 30, 2006, the net unrealized depreciation on investments based on cost of $252,307,281 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value of tax
      cost.................................................... $   575,823
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (7,641,787)
                                                               -----------
    Net unrealized depreciation............................... $(7,065,964)
                                                               ===========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $20,960,955 which expires on September 30, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $29,643,063 and $29,940,490, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the portfolio of investments.

(f) Represents investment of securities lending collateral.

FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
MTN   Medium Term Note
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2006, the value of these amounted to $2,387,372 or 1.10% of net assets.
+     Principal amount is in U.S. dollars unless otherwise noted.
JPY   Japanese Yen
SEK   Swedish Krona

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust I

                                    By:    /s/ John T. Hailer
                                           ---------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           ---------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 23, 2006

                                    By:    /s/ Michael C. Kardok
                                           ---------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  August 23, 2006